Cost and Estimated Earnings on Uncompleted Contracts (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2022	Jan. 02, 2021
Claims	$ 260,800	$ 210,200
Contract with Customer, Liability, Current			$ 111,200	$ 284,800
Contract with Customer, Liability, Revenue Recognized	$ 102,500	$ 161,600